Segment Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Number of Reportable Segments	3
Total net book value of long-lived assets	$ 559,587	$ 529,009
Total net book value of intangible assets	57,284	60,008
Goodwill	$ 104,096	104,096
Oceangoing product tanker vessels
Number of vessels	6
Self-propelled barges
Number of vessels	2
River and estuary tanker
Number of vessels	1
Bunker Vessel
Number of vessels	1
Barge/Cabotage Business Segment
Total net book value of intangible assets	$ 15,970	17,745
Vessels
Total net book value of long-lived assets	343,128	344,847
Cabotage Business Segment
Goodwill	41,086
Barge Business Segment
Goodwill	40,868
Port Terminal Business Segment
Total net book value of long-lived assets	213,585	219,013
Total net book value of intangible assets	41,314	$ 42,263
Goodwill	$ 22,142
Dry port terminal operations
Number of Port Terminals	2
Dry port terminal operations | Agricultural and Forest Exports
Number of Port Terminals	1
Dry port terminal operations | Mineral Exports
Number of Port Terminals	1
Liquid port terminal operations
Number of Port Terminals	1